Leases	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Leases
Leases

NOTE 7 - Leases

On January 25, 2023, as part of the separation agreement with NextPlay Technologies Inc., the Company assumed control of a lease arrangement for office space in Florida.

The Company adopted ASU 2016-02 (Topic ASC 842) Leases, which requires a lessee to recognize a lease asset and a leases liability for operating leases arrangements greater than twelve (12) months.

We determined that the arrangement was an operating lease at inception and included it in operating lease ROU assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheet as of February 28, 2023. The office facility was occupied by NextTrip employees through March 16, 2023, when the landlord informed NextTrip that it would not recognize NextTrip as the tenant. The Company continued to negotiate the assumption of the lease with the landlord, but was ultimately unsuccessful, and as a result derecognized the lease in the financial statements as of February 29, 2024. No restatement was made for fiscal year 2023 as the Company had use of the offices at that time and was in negotiations to assume the lease from NextPlay Technologies, Inc. No payments have been made on the lease and no expense has been recognized for the three and six months ended August 31, 2024. Rent expense for the three and six months ended August 31, 2023 totaled $37,822 and $74,847, respectively.

The Company leases approximately 350 square feet of space for its principal executive offices at 3900 Paseo del Sol, Santa Fe, New Mexico 87507. The lease has a 6-month term which ends on December 31, 2024. The landlord can terminate the lease upon 30 days written notice and NextTrip can terminate the lease upon 45 days written notice. Therefore, the Company has elected the short-term lease recognition exemption, whereby leases are not recorded on the Company’s balance sheet and lease payments are recognized as lease expense on a straight-line basis over the lease term. Rent expense related to this lease for the three and six months ended August 31, 2024 was $1,650 and $3,300, respectively, and $0 for the same periods in 2023.

NOTE 5 - Leases

On January 25, 2023, as part of the separation agreement with NextPlay Technologies Inc., the Company assumed control of a lease arrangement for office space in Florida.

The Company adopted ASU 2016-02 (Topic ASC 842) Leases, which requires a lessee to recognize a lease asset and a leases liability for operating leases arrangements greater than twelve (12) months.

We determined that the arrangement was an operating lease at inception and included it in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheet as of February 28, 2023. The office facility was occupied by NextTrip employees through March 16, 2023, when the landlord informed the NextTrip that would not recognize NextTrip as the tenant. The Company continued to negotiate the assumption of the lease with the landlord, but was ultimately unsuccessful, and as a result derecognized the lease in the financial statements as of February 29, 2024. No restatement was made for fiscal year 2023 as the Company had use of the offices at that time and was in negotiations to assume the lease from NextPlay Technologies, Inc. No payments have been made on the lease and no expense has been recognized for the year ended February 29, 2024. Rent expense for the year ended February 28, 2023 was $40,554.